Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Principal Accounting Policies
Schedule of amounts of variable interest entity included in the Group's consolidated financial statements

	As of December 31,
	2014	2015
	$	$
Cash and cash equivalents	15,841,430	45,733,305
Short-term investments	2,644,570	5,161,333
Short-term entrusted investment	2,215,083	—
Accounts receivable, net of allowance for doubtful accounts	240,355	424,444
Trade and other receivables	1,318,689	2,331,004
Amounts due from related parties	203,032	1,438,538
Customer Borrowing	549,856	—
Deferred tax assets	1,809,115	6,257,574
Other current assets	147,441	798,809
Long-term investments	1,324,803	—
Long-term entrusted investment	65,290	—
Advance prepayment for acquisition	—	2,668,566
Investment in affiliates	813,858	11,476,720
Property and equipment, net	888,447	1,445,245
Deferred tax assets— non-current	—	1,243,313
Total assets	28,061,969	78,978,851

Accrued payroll and welfare expenses	748,864	4,322,940
Income tax payable	1,680,295	9,505,352
Other tax payable	672,824	2,942,691
Dividend payable	—	1,154,983
Deferred revenue - current from related parties	5,287,903	12,043,558
Deferred revenue - current	1,236,326	7,664,939
Other current liabilities	223,087	324,353
Non-current uncertain tax position liabilities	785,372	827,315
Deferred revenue — non-current from related parties	131,855	4,424,788
Deferred revenue — non-current	353,739	548,464
Total liabilities	11,120,265	43,759,383

	Year ended December 31,
	2013	2014	2015
	$	$	$
Net revenues	15,257,312	4,408,032	38,081,686
Related party	2,270,991	1,465,273	25,329,756
Third party	12,986,321	2,942,759	12,751,930
Operating cost and expenses	10,838,598	4,019,671	26,429,339
Net income attributable to Jupai shareholders	3,956,086	1,491,269	7,785,436
Cash flows generated from operating activities:	9,740,185	10,104,999	36,661,761
Cash flows (used in) generated from investing activities:	(8,742,382)	3,231,375	(4,769,816)
Cash flows generated from (used in) financing activities:	625,112	31,891	(171,272)

Schedule of product providers accounting for 10% or more of revenues
	For Year Ended December 31,
	2013	2014	2015
	$	$	$
A	2,633,095	—	—
B	2,050,262	—	—

Estimated useful lives of property and equipment
Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years